Revenue - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 20, 2020 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($)
Disclosure of geographical areas [line items]
Payment terms			30 days
Sales price determination period, maximum			2 months
Total customers, net			$ 107,117,145	$ 101,259,081	$ 101,259,081
Amount recorded in advance from customers were recognized as revenue for the Period			$ 4,530,614	7,623,880
Crude oil price per barrel		$ 68.7
Percentage of decrease in total sales of petroleum products						32.00%
Price of the Mexican crude oil export mix per barrel | $ / shares	$ 2.37	$ 88.41			$ 65.85
Percentage of increase (decrease) in revenue		59.40%	59.40%
Increase (decrease) in revenue			$ 887,759,689
Total revenues		$ 122,764,576,000	2,383,388,309	1,495,628,620		$ 953,661,844
Incentive for automotive fuels (see Notes 3-S and 7-E)		$ 5,761,936,000	$ 111,863,956	0		$ 0
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms			30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms			30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms			22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms			30 days
Accounts and accrued expenses
Disclosure of geographical areas [line items]
Advances from customers			$ 39,465,014	$ 7,495,198	$ 7,495,198
Mexica Country
Disclosure of geographical areas [line items]
Increase decrease in price of the Mexican crude oil export mix per barrel | $ / shares		$ 22.56
Percentage increase decrease in price of the Mexican crude oil export mix per barrel		34.30%	34.30%